INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Movements in investments in associates
As at January 1	¥ 9,173,410		¥ 9,512,401
Subsidiaries changed into an associate			7,473
Capital reduction	(83,984)		(14,850)
Share of the joint ventures associates profits and losses for the year	272,584	$ 42,774	145,737	¥ 48,767
Cash dividends declared	(378,998)		(480,397)
Share of changes in reserves	24,371		3,046
As at December 31	9,636,634	1,512,198	9,173,410	9,512,401
Total subscription amount	341,000	$ 53,510	¥ 7,473	¥ 2,653,244
Associates Other than Yunnan Aluminum and Yixin Aluminum
Movements in investments in associates
Capital injections	309,251
Yunnan Aluminium
Movements in investments in associates
Investment made in associates	320,000
Registered and paid-in capital	¥ 3,448,207
Ownership interest in associate (in percent)	10.10%	10.10%
Voting power in associate (as a percent)	10.10%	10.10%
Profit sharing in associate (as a percent)	10.10%	10.10%
Guangxi Huayin Aluminum Co., Ltd.
Movements in investments in associates
Registered and paid-in capital	¥ 2,441,987